Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
June 30, 2022	$ 347,628
June 30, 2023	290,993
June 30, 2024	210,411
June 30, 2025	62,282
Thereafter	41,267
Total minimum lease revenue, net of address commissions	$ 952,581